Overlay Shares Short Term Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
Vanguard Short-Term Corporate Bond ETF (a)(b)		627,321	$49,614,817
TOTAL EXCHANGE TRADED FUNDS (Cost $50,901,175)			49,614,817

PURCHASED OPTIONS - 0.2%(c)	Notional Amount	Contracts
Put Options - 0.2%			$–
S&P 500 Index (d)(e)		–	$–
Expiration: 06/06/2025; Exercise Price: $5,790.00	$12,414,549	21	34,650
Expiration: 06/09/2025; Exercise Price: $5,790.00	12,414,549	21	43,575
Expiration: 06/11/2025; Exercise Price: $5,700.00	12,414,549	21	30,660
TOTAL PURCHASED OPTIONS (Cost $147,559)			108,885

SHORT-TERM INVESTMENTS - 0.0%(f)		Shares
Money Market Funds - 0.0%(f)
First American Government Obligations Fund - Class X, 4.23% (g)		5,061	5,061
TOTAL SHORT-TERM INVESTMENTS (Cost $5,061)			5,061

TOTAL INVESTMENTS - 100.1% (Cost $51,053,795)			49,728,763
Liabilities in Excess of Other Assets - (0.1)%			(69,293)
TOTAL NET ASSETS - 100.0%			$49,659,470
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $24,954,240.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Overlay Shares Short Term Bond ETF
Schedule of Written Options
May 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Put Options - (0.4)%
S&P 500 Index (a)(b)		–	$–
Expiration: 06/06/2025; Exercise Price: $5,850.00	$(12,414,549)	(21)	$(63,525)
Expiration: 06/09/2025; Exercise Price: $5,850.00	(12,414,549)	(21)	(73,500)
Expiration: 06/11/2025; Exercise Price: $5,760.00	(12,414,549)	(21)	(48,090)
Total Put Options			(185,115)
TOTAL WRITTEN OPTIONS (Premiums received $229,235)			$(185,115)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Overlay Shares Short Term Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$49,614,817	$–	$–	$49,614,817
Purchased Options	–	108,885	–	108,885
Money Market Funds	5,061	–	–	5,061
Total Investments	$49,619,878	$108,885	$–	$49,728,763

Liabilities:
Investments:
Written Options	$–	$(185,115)	$–	$(185,115)
Total Investments	$–	$(185,115)	$–	$(185,115)